Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	NRG Yield, Inc.
Entity Central Index Key	0001567683
Document Type	8-K
Document Period End Date	Jun. 30, 2016
Amendment Flag	false